Operating Segments (Tables)	12 Months Ended
Dec. 31, 2014
Operating Segments [Abstract]
Summary of operating segments
REVENUES

	Total revenues(a)			Intersegment revenues(b)			External revenues
(In millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012

Power & Water	$27,564	$24,724	$28,299	$969	$947	$1,119	$26,595	$23,777	$27,180
Oil & Gas	18,676	16,975	15,241	401	360	314	18,275	16,615	14,927
Energy Management	7,319	7,569	7,412	890	848	487	6,429	6,721	6,925
Aviation	23,990	21,911	19,994	692	500	672	23,298	21,411	19,322
Healthcare	18,299	18,200	18,290	6	14	37	18,293	18,186	18,253
Transportation	5,650	5,885	5,608	(2)	12	11	5,652	5,873	5,597
Appliances & Lighting	8,404	8,338	7,967	22	25	23	8,382	8,313	7,944
Total industrial	109,902	103,602	102,811	2,978	2,706	2,663	106,924	100,896	100,148
GE Capital	26,344	27,008	26,571	1,037	855	728	25,307	26,153	25,843
Corporate items
and eliminations(c)	(4,038)	(1,624)	(1,491)	(4,015)	(3,561)	(3,391)	(23)	1,937	1,900
Total	$132,208	$128,986	$127,891	$-	$-	$-	$132,208	$128,986	$127,891

(a) Revenues of GE businesses include income from sales of goods and services to customers and other income.

(b) Sales from one component to another generally are priced at equivalent commercial selling prices.

(c) Includes the results of NBCU (our formerly consolidated subsidiary) and our former equity method investment in NBCUniversal LLC.

Disclosure Operating Segment Assets
				Property, plant and
	Assets(a)(b)			equipment additions(c)			Depreciation and amortization
	At December 31			For the years ended December 31			For the years ended December 31
(In millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012

Power & Water	$30,338	$29,494	$27,143	$622	$714	$661	$678	$668	$647
Oil & Gas	27,260	26,193	20,111	653	1,185	467	583	479	426
Energy Management	10,976	10,305	9,594	176	137	155	313	323	287
Aviation	33,716	32,273	25,145	1,197	1,178	781	824	677	644
Healthcare	29,227	27,858	28,369	405	316	322	843	861	879
Transportation	4,449	4,418	4,335	128	282	724	168	167	90
Appliances & Lighting	4,560	4,306	4,201	359	405	485	235	300	265
GE Capital	502,570	520,040	543,093	3,933	3,336	5,086	2,864	3,088	2,486
Corporate items
and eliminations(d)	10,418	6,613	27,870	(110)	194	(99)	166	260	218
Total	$653,514	$661,500	$689,861	$7,363	$7,747	$8,582	$6,674	$6,823	$5,942

(a) Assets of discontinued operations, NBCU (our formerly consolidated subsidiary) and our former equity method investment in NBCUniversal LLC are included in Corporate items and eliminations for all periods presented.

(b) Total assets of Power & Water, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation, Appliances & Lighting and GE Capital operating segments at December 31, 2014, include investment in and advances to associated companies of $357 million, $146 million, $824 million, $1,378 million, $511 million, $6 million, $57 million and $11,729 million, respectively. Investments in and advances to associated companies contributed approximately $(7) million, $20 million, $29 million, $94 million, $(33) million, an insignificant amount, $70 million and $887 million to segment pre-tax income of Power & Water, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation, Appliances & Lighting and GE Capital operating segments, respectively, for the year ended December 31, 2014. Aggregate summarized financial information for significant associated companies assuming a 100% ownership interest at December 31, 2014 included: total assets of $81,781 million, primarily financing receivables of $36,857 million; total liabilities of $56,308 million, primarily debt of $39,872 million; revenues totaled $45,690 million; and net loss totaled $(1,511) million.

(c) Additions to property, plant and equipment include amounts relating to principal businesses purchased.

(d) Includes deferred income taxes that are presented as assets for purposes of our consolidating balance sheet presentation.

Disclosure Operating Segment Interest And Financial Charges and Provision for Income Taxes
	Interest and other financial charges			Provision (benefit) for income taxes
(In millions)	2014	2013	2012	2014	2013	2012

GE Capital	$4,249	$4,690	$5,632	$(126)	$(456)	$513
Corporate items and eliminations(a)	1,085	849	810	1,634	1,668	2,013
Total	$5,334	$5,539	$6,442	$1,508	$1,212	$2,526

(a) Included amounts for Power & Water, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation and Appliances & Lighting, for which our measure of segment profit excludes interest and other financial charges and income taxes.